UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.*

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT          November 17, 2011
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

*The Form 13F-HR for Restructuring Capital Associates, L.P., originally filed on November 14, 2011 under CIK 000919574, accession number 0000919574-11-006114, was filed in error and should be disregarded.

SK 75252 0203 1244088